Commitments and contingencies (Details)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 709,029
2020	715,253
2021	647,190
Operating Leases, Future Minimum Payments Due, Total	$ 2,071,472